Discontinued operations - Disposal of Discontinued Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 02, 2012 Zhejiang Continental [Member]	Dec. 31, 2010 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	May 14, 2012 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member]	Dec. 31, 2010 Shenyang Jingli [Member]	Aug. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member]	Dec. 31, 2010 Qingdao Kaixiang [Member]	Nov. 30, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Dec. 31, 2010 Wuxi Ruizhong [Member]	Dec. 31, 2012 Search Media International [Member]	Dec. 31, 2011 Search Media International [Member]	Dec. 31, 2010 Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advertising service revenues	$ 30,029	$ 55,571	$ 48,967	$ 379	$ 4,370	$ 2,611	$ 6	$ 471	$ 1,246	$ 89	$ 2,603	$ 4,111	$ 1,656	$ 2,035	$ 2,165	$ 27,899	$ 47,851	$ 37,075
Pretax profit/(loss)	(6,501)	(9,629)	(42,913)	(143)	3,269	303	251	(549)	(241)	(563)	338	1,495	146	493	931	(6,192)	(10,214)	(48,367)
Net profit / (loss)	$ 9,430	$ (9,712)	$ (44,333)	$ (143)	$ 2,451	$ 100	$ 222	$ (816)	$ (181)	$ (563)	$ 253	$ 1,259	$ (19)	$ 192	$ 588	$ (6,220)	$ (11,073)	$ (48,450)